AQR FUNDS

Supplement dated July 1, 2015 (“Supplement”)

to the Class I and Class N Prospectus, dated May 1, 2015 (“Prospectus”)

for AQR Diversified Arbitrage Fund, AQR Equity Market Neutral Fund, AQR Global Macro Fund,

AQR Long-Short Equity Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, AQR Multi-Strategy Alternative Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity Fund, AQR Risk Parity II MV Fund, AQR Risk Parity II HV Fund, AQR Style Premia Alternative Fund and AQR Style Premia Alternative LV Fund

This Supplement updates certain information contained in the Prospectus. Please review this important information carefully. You may obtain copies of the Funds’ Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Effective July 15, 2015, the second paragraph in the section entitled “Portfolio Holdings Disclosure” on page 145 of the Prospectus is hereby deleted in its entirety and replaced with the following:

The Adviser may make available certain information about each Fund’s portfolio prior to the public dissemination of portfolio holdings, including, but not limited to, a Fund’s portfolio characteristics data; a Fund’s country, currency and sector exposures; a Fund’s asset class and instrument type exposures; a Fund’s long/short exposures; and a Fund’s performance attribution, including contributors/detractors to Fund performance, by posting such information to the Fund’s website (https://funds.aqr.com) or upon reasonable request made to the Fund or the Adviser.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

AQR FUNDS

Supplement dated July 1, 2015 (“Supplement”)

to the Class R6 Prospectus, dated May 1, 2015 (“Prospectus”)

for AQR Diversified Arbitrage Fund, AQR Equity Market Neutral Fund, AQR Global Macro Fund,

AQR Long-Short Equity Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, AQR Multi-Strategy Alternative Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity Fund, AQR Risk Parity II MV Fund, AQR Risk Parity II HV Fund, AQR Style Premia Alternative Fund and AQR Style Premia Alternative LV Fund

This Supplement updates certain information contained in the Prospectus. Please review this important information carefully. You may obtain copies of the Funds’ Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Effective July 15, 2015, the second paragraph in the section entitled “Portfolio Holdings Disclosure” on page 145 of the Prospectus is hereby deleted in its entirety and replaced with the following:

The Adviser may make available certain information about each Fund’s portfolio prior to the public dissemination of portfolio holdings, including, but not limited to, a Fund’s portfolio characteristics data; a Fund’s country, currency and sector exposures; a Fund’s asset class and instrument type exposures; a Fund’s long/short exposures; and a Fund’s performance attribution, including contributors/detractors to Fund performance, by posting such information to the Fund’s website (https://funds.aqr.com) or upon reasonable request made to the Fund or the Adviser.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

AQR FUNDS

Supplement dated July 1, 2015 (“Supplement”)

to the Statement of Additional Information, dated May 1, 2015 (“SAI”)

for AQR Diversified Arbitrage Fund, AQR Equity Market Neutral Fund, AQR Global Macro Fund,

AQR Long-Short Equity Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, AQR Multi-Strategy Alternative Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity Fund, AQR Risk Parity II MV Fund, AQR Risk Parity II HV Fund, AQR Style Premia Alternative Fund and AQR Style Premia Alternative LV Fund

This Supplement updates certain information contained in the SAI. Please review this important information carefully. You may obtain copies of the Funds’ Prospectuses and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Effective July 15, 2015, the first paragraph in the section entitled “Management of the Funds—Portfolio Holdings Disclosure” on page 54 of the SAI is hereby deleted in its entirety and replaced with the following:

Within 15 days following the end of each calendar month, the AQR Global Macro Fund, AQR Multi-Strategy Alternative Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity Fund, AQR Risk Parity II MV Fund, AQR Risk Parity II HV Fund, AQR Style Premia Alternative Fund and AQR Style Premia Alternative LV Fund will make available a complete uncertified schedule of its portfolio holdings as of the end of the month. Within 15 days following the end of each calendar quarter, the AQR Diversified Arbitrage Fund, AQR Equity Market Neutral Fund, AQR Long-Short Equity Fund, AQR Managed Futures Strategy Fund and AQR Managed Futures Strategy HV Fund will make available a complete uncertified schedule of its portfolio holdings as of the end of the quarter. Each Fund will make its portfolio holdings information available to the general public on the Funds’ website at https://funds.aqr.com. Portfolio holdings of each Fund will also be disclosed on a quarterly basis no later than sixty (60) days following the end of the preceding quarter on forms required to be filed with the SEC as follows: (i) portfolio holdings as of the end of each fiscal year will be filed as part of the annual report filed on Form N-CSR; (ii) portfolio holdings as of the end of the first and third fiscal quarters will be filed on Form N-Q; and (iii) portfolio holdings as of the end of the six month period will be filed as part of the semi-annual report filed on Form N-CSR. The Trust’s Forms N-CSR and Forms N-Q will be available on the SEC website at http://www.sec.gov.

Also effective July 15, 2015, the sixth paragraph in the section entitled “Management of the Funds—Portfolio Holdings Disclosure” on page 55 of the SAI is hereby deleted in its entirety and replaced with the following:

The Adviser also may make available certain information about each Fund’s portfolio prior to the public dissemination of portfolio holdings, including, but not limited to, a Fund’s portfolio characteristics data; a Fund’s country, currency and sector exposures; a Fund’s asset class and instrument type exposures; a Fund’s long/short exposures; and a Fund’s performance attribution, including contributors/detractors to Fund performance, by posting such information to the Fund’s website (https://funds.aqr.com) or upon reasonable request made to the Fund or the Adviser.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

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